Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating activities:
Net loss for the period	$ (5,791)	$ (4,093)
Adjustments for non-cash items	(129)	(978)
Interest paid	(97)	(2)
Cash flow from operating activities before changes in working capital	(6,017)	(5,073)
Cash flow from changes in working capital:
Changes in net working capital	(2,169)	1,038
Net cash used in operating activities	(8,186)	(4,035)
Investing activities:
Investment in intangible assets		(60)
Purchase of property, plant and equipment	(181)	(282)
Receipt (payment) of non-current financial assets - leasehold deposits	22	15
Net cash used in investing activities	(159)	(327)
Financing activities:
Proceeds from issuance of shares		27,900
Transaction costs related to issuance of shares		(2,605)
Proceeds from borrowings	7,849
Repayment of borrowings	(30)
Leasing installments	(81)	(43)
Net cash provided by / (used in) financing activities	7,738	25,252
Net increase/ (decrease) in cash and cash equivalents	(607)	20,890
Cash and cash equivalents at January 1	32,166	5,834
Exchange rate adjustments on cash and cash equivalents	(150)	231
Cash and cash equivalents at March 31	$ 31,409	$ 26,955